Derivative Financial Instruments and Risk Management Policies - Evolution of Derivative Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Assets/ Liabilities, Net [Roll Forward]
Gain (loss) on derivative	€ 399	€ 1,012
Currency swaps
Derivative Assets/ Liabilities, Net [Roll Forward]
Gain (loss) on derivative	135	638
Derivative instruments
Derivative Assets/ Liabilities, Net [Roll Forward]
Opening balance of assets/(liabilities)	1,012	1,573
Financing payments	(33)	715
Financing proceeds	(20)	(89)
Interest (proceeds)/payments	97	283
Other (proceeds)/payments	87	(17)
Fair value adjustments through other comprehensive income	(584)	1,031
Movements with counterparty in the income statement	(57)	(2,649)
Translation differences	(115)	169
Other movements	12	(4)
Closing balance of assets/(liabilities)	399	1,012
Increase in financial assets	€ 613	€ 561